Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
Risks and Uncertainties

6. Risks and Uncertainties

Investment in Bitcoin

The Trust is subject to various risks including market risk, liquidity risk, and other risks related to its concentration in a single asset, Bitcoin. Investing in Bitcoin is currently unregulated, highly speculative, and volatile.

The net asset value of the Trust relates primarily to the value of Bitcoin held by the Trust, and fluctuations in the price of Bitcoin could materially and adversely affect an investment in the Units of the Trust. The price of Bitcoin has a limited history. During such history, Bitcoin prices have been volatile and subject to influence by many factors including the levels of liquidity.

If Bitcoin exchanges continue to experience significant price fluctuations, the Trust may experience losses. Several factors may affect the price of Bitcoin, including, but not limited to, global Bitcoin supply and demand, theft of Bitcoin from global exchanges or vaults, and competition from other forms of digital currency or payment services. The Bitcoin held by the Trust are commingled and the Trust’s Unitholders have no specific rights to any specific Bitcoin. In the event of the insolvency of the Trust, its assets may be inadequate to satisfy a claim by its Unitholders.

There is currently no clearing house for Bitcoin, nor is there a central or major depository for the custody of Bitcoin. There is a risk that some or all of the Trust’s Bitcoin could be lost or stolen. The

Trust does not have insurance protection on its Bitcoin, which exposes the Trust and its Unitholders to the risk of loss of the Trust’s Bitcoin. Further, Bitcoin transactions are irrevocable. Stolen or incorrectly transferred Bitcoin may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect an investment in the Trust.

To the extent private keys for Bitcoin addresses are lost, destroyed or otherwise compromised and no backup of the private keys are accessible, the Trust may be unable to access the Bitcoin held in the associated addresses and the private keys will not be capable of being restored. The processes by which Bitcoin transactions are settled are dependent on the Bitcoin peer-to-peer network, and as such, the Trust is subject to operational risk. A risk also exists with respect to previously unknown technical vulnerabilities, which may adversely affect the value of Bitcoin.

The Custodian

The digital assets owned by the Trust are held by the Custodian and secured in a segregated custody account. All digital asset private keys are stored in offline storage, or “cold” storage. “Cold” storage is a safeguarding method by which the private keys corresponding to digital assets are disconnected and/or deleted entirely from the internet. As a result of digital assets being stored in “cold” storage, any withdrawal and subsequent transaction request to the Custodian by the Trust requires up to twenty-four (24) hour prior notice to process. Such time delay between the withdrawal request and processing of the withdrawal may negatively impact the price of the digital asset upon sale. The Custodian provides the Trust with monthly account statements. The Custodian is independent from the Sponsor.

6. Risks and Uncertainties

Investment in Bitcoin

The Trust is subject to various risks including market risk, liquidity risk, and other risks related to its concentration in a single asset, Bitcoin. Investing in Bitcoin is currently unregulated, highly speculative, and volatile.

The net asset value of the Trust relates primarily to the value of Bitcoin held by the Trust, and fluctuations in the price of Bitcoin could materially and adversely affect an investment in the Units of the Trust. The price of Bitcoin has a limited history. During such history, Bitcoin prices have been volatile and subject to influence by many factors including the levels of liquidity.

If Bitcoin exchanges continue to experience significant price fluctuations, the Trust may experience losses. Several factors may affect the price of Bitcoin, including, but not limited to, global Bitcoin supply and demand, theft of Bitcoin from global exchanges or vaults, and competition from other forms of digital currency or payment services. The Bitcoin held by the Trust are commingled and the Trust’s Unitholders have no specific rights to any specific Bitcoin. In the event of the insolvency of the Trust, its assets may be inadequate to satisfy a claim by its Unitholders.

There is currently no clearing house for Bitcoin, nor is there a central or major depository for the custody of Bitcoin. There is a risk that some or all of the Trust’s Bitcoin could be lost or stolen. The Trust does not have insurance protection on its Bitcoin which exposes the Trust and its Unitholders to the risk of loss of the Trust’s Bitcoin. Further, Bitcoin transactions are irrevocable. Stolen or incorrectly transferred Bitcoin may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect an investment in the Trust.

To the extent private keys for Bitcoin addresses are lost, destroyed or otherwise compromised and no backup of the private keys are accessible, the Trust may be unable to access the Bitcoin held in the associated addresses and the private keys will not be capable of being restored. The processes by which Bitcoin transactions are settled are dependent on the Bitcoin peer-to-peer network, and as such, the Trust is subject to operational risk. A risk also exists with respect to previously unknown technical vulnerabilities, which may adversely affect the value of Bitcoin.

The Custodian

The digital assets owned by the Trust are held by the Custodian and secured in a segregated custody account. All digital asset private keys are stored in offline storage, or “cold” storage. “Cold” storage is a safeguarding method by which the private keys corresponding to digital assets are disconnected and/or deleted entirely from the internet. As a result of digital assets being stored in “cold” storage, any withdrawal and subsequent transaction request to the Custodian by the Trust requires up to twenty-four (24) hour prior notice to process. Such time delay between the withdrawal request and processing of the withdrawal may negatively impact the price of the digital asset upon sale. The Custodian provides the Trust with monthly account statements. The Custodian is independent from the Sponsor.